First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments
September 30, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES — 39.6%
$11,000,000	U.S. Treasury Note	1.00%	12/15/24	$10,919,775
11,000,000	U.S. Treasury Note	0.50%	03/31/25	10,792,557
11,000,000	U.S. Treasury Note	0.25%	06/30/25	10,688,657
12,000,000	U.S. Treasury Note	0.25%	09/30/25	11,568,005
21,000,000	U.S. Treasury Note	0.38%	11/30/25	20,173,945
31,000,000	U.S. Treasury Note	0.75%	03/31/26	29,652,227
	Total U.S. Government Bonds and Notes			93,795,166
	(Cost $93,309,475)
U.S. TREASURY BILLS — 8.4%
20,000,000	U.S. Treasury Bill	(a)	10/15/24	19,963,382
	(Cost $19,961,706)

Shares	Description	Value
MONEY MARKET FUNDS — 43.4%
51,326,241	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (b)	51,326,241
51,326,241	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.76% (b)	51,326,241
	Total Money Market Funds	102,652,482
	(Cost $102,652,482)

	Total Investments — 91.4%	216,411,030
	(Cost $215,923,663)
	Net Other Assets and Liabilities — 8.6%	20,388,805
	Net Assets — 100.0%	$236,799,835
Futures Contracts at September 30, 2024:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
3 Month SOFR Futures	195	Dec-2025	$47,255,812	$170,216
Austrailian Dollar Currency Futures	36	Dec-2024	2,492,820	94,103
Brent Crude Oil Futures	44	Oct-2024	3,154,800	(136,880)
British Pound Currency Futures	323	Dec-2024	26,998,762	577,564
Canada 10-Year Bond Futures	214	Dec-2024	19,780,502	(24,608)
Canadian Dollar Currency Futures	22	Dec-2024	1,629,980	6,439
CBOE Volatility Index Futures	100	Nov-2024	1,809,750	24,401
CBOE Volatility Index Futures	141	Dec-2024	2,537,069	(21,432)
Cocoa Futures	78	Mar-2025	4,964,700	88,135
Coffee “C” Futures	80	Dec-2024	8,107,500	1,043,113
DAX MINI Index Futures	65	Dec-2024	7,055,685	186,842
DJIA Mini E-CBOT Futures	40	Dec-2024	8,528,600	172,705
Euro STOXX 50®Futures	30	Dec-2024	1,679,746	47,496
Euro-BOBL Futures	102	Dec-2024	13,630,656	36,702
Euro-Bund Futures	59	Dec-2024	8,861,001	34,111
Euro-Schatz Futures	243	Dec-2024	28,990,399	80,746
FTSE 100 Index Futures	31	Dec-2024	3,435,211	(22,301)
FTSE MIB Index Futures	23	Dec-2024	4,359,209	74,160
Gasoline RBOB Futures	37	Nov-2024	2,962,235	(52,362)
Gold 100 Oz. Futures	72	Dec-2024	19,147,680	601,430

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Futures Contracts at September 30, 2024 (Continued):
Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
IBEX 35 Index Futures	69	Oct-2024	$9,133,485	$228,671
Live Cattle Futures	11	Dec-2024	813,120	2,150
LME Zinc Futures	82	Dec-2024	6,340,015	377,668
Long Gilt Futures	58	Dec-2024	7,632,579	(55,430)
MSCI EAFE Index Futures	33	Dec-2024	4,104,870	39,980
MSCI EMGMKT Index Futures	29	Dec-2024	1,700,415	86,811
Nasdaq 100 E-mini Futures	5	Dec-2024	2,026,125	8,005
New Zealand Dollar Currency Futures	103	Dec-2024	6,545,135	166,731
NIKKEI 225 (OSE) Futures	13	Dec-2024	3,432,597	51,344
OMXS 30 Index Futures	118	Oct-2024	3,050,838	112,572
Russell 2000 E-mini Futures	36	Dec-2024	4,048,560	88,875
S&P 500 E-mini Futures	29	Dec-2024	8,430,663	175,815
S&P MidCap 400 E-Mini Futures	9	Dec-2024	2,833,740	69,445
S&P TSX 60 IX Futures	57	Dec-2024	12,175,060	214,711
Silver Futures	5	Dec-2024	786,450	6,305
Soybean Meal Futures	149	Dec-2024	5,089,840	325,188
Soybean Oil Futures	38	Dec-2024	987,468	(8,181)
SPI 200 Futures	70	Dec-2024	10,049,086	87,707
Sugar #11 (World) Futures	34	Feb-2025	855,658	(30,673)
Swiss Franc Currency Futures	25	Dec-2024	3,722,031	4,714
TOPIX Index Futures	24	Dec-2024	4,420,943	144,599
TTF Natural Gas Futures	115	Nov-2024	3,753,363	133,365
U.S. 10-Year Treasury Note Futures	176	Dec-2024	20,113,500	(43,972)
U.S. 2-Year Treasury Notes	82	Dec-2024	17,075,859	7,767
U.S. 5-Year Treasury Notes	255	Dec-2024	28,020,117	(29,168)
U.S. Treasury Long Bond Futures	129	Dec-2024	16,020,188	(153,186)
Ultra U.S. Treasury Bond Futures	28	Dec-2024	3,726,625	(89,251)
WTI Crude Futures	90	Nov-2024	6,099,300	(207,334)
			$410,369,747	$4,695,808

Futures Contracts Short
Brazilian Real Currency Futures	388	Oct-2024	$(7,100,400)	$(37,326)
CAC 40®10 Euro Index Futures	75	Oct-2024	(6,386,292)	(59,902)
Canola Futures	479	Nov-2024	(4,276,982)	(216,551)
Cattle Feeder Futures	16	Oct-2024	(1,969,600)	(100,207)
Cattle Feeder Futures	18	Nov-2024	(2,204,100)	(40,550)
CBOE Volatility Index Futures	142	Oct-2024	(2,675,635)	(79,080)
Corn Futures	663	Dec-2024	(14,080,462)	(542,479)
Cotton No. 2 Futures	307	Dec-2024	(11,299,135)	(706,646)
ECX Emission Futures	80	Dec-2024	(5,838,259)	(154,977)
Japan 10-Year Bond Futures	6	Dec-2024	(6,038,615)	(14,162)
Japanese Yen Currency Futures	111	Dec-2024	(9,754,819)	65,278
Kansas City Hard Red Winter Wheat Futures	91	Dec-2024	(2,656,062)	(3,023)
Lean Hogs Futures	214	Dec-2024	(6,272,340)	121,026
LME Aluminium Futures	120	Dec-2024	(7,839,390)	(325,538)
LME Lead Futures	190	Dec-2024	(9,936,525)	(268,302)
LME Nickel Futures	70	Dec-2024	(7,347,207)	(588,302)
Natural Gas Futures	182	Nov-2024	(6,087,900)	(530,023)
NY Harbor ULSD Futures	130	Nov-2024	(11,810,526)	(36,928)

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Futures Contracts at September 30, 2024 (Continued):
Futures Contracts Short	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Soybean Futures	40	Nov-2024	$(2,114,000)	$(91,893)
Wheat Futures	392	Dec-2024	(11,446,400)	(340,667)
			$(137,134,649)	$(3,950,252)
		Total	$273,235,098	$745,556

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of September 30, 2024.

Abbreviations throughout the Portfolio of Investments:
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows:

ASSETS TABLE
	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds and Notes	$93,795,166	$—	$93,795,166	$—
U.S. Treasury Bills	19,963,382	—	19,963,382	—
Money Market Funds	102,652,482	102,652,482	—	—
Total Investments	216,411,030	102,652,482	113,758,548	—
Futures Contracts	5,756,890	5,756,890	—	—
Total	$222,167,920	$108,409,372	$113,758,548	$—

LIABILITIES TABLE
	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(5,011,334)	$(5,011,334)	$—	$—